Inventories - Summary of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Classes of current inventories [abstract]
Finished goods	¥ 931,774	¥ 810,885
Work in process	69,702	77,151
Raw materials	521,979	476,094
Total	¥ 1,523,455	¥ 1,364,130